Other Current Liabilities	12 Months Ended
Mar. 31, 2020
Other Current Liabilities [Abstract]
Other Current Liabilities
30)	OTHER CURRENT LIABILITIES

	As at March 31
Particulars	2019	2020
Statutory liabilities	11,304	5,688
Deferred rent liabilities*	83	—
Employee related payables	5,932	7,066
Refund due to customers	5,551	22,558
Deferred income	246	236
Other liabilities (related to business combination) (refer note 8 (b))	—	5,441
Total	23,116	40,989

*	Upon adoption of IFRS 16, from April 1, 2019 the Group has reclassified deferred rent liabilities to building (right-of-use assets). (refer note 4 and 19)